CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (9,445)	¥ (418,465)	¥ (78,285)
Adjustments for
Amortization of land use rights	0	108	143
Operating lease charge	(12,187)	0	0
Depreciation of property, plant and equipment	12	11,500	15,371
Amortization of prepaid expenses	2,677	0	0
Gain on disposal of property, plant and equipment	0	0	(70)
Write down of inventories (reversal of inventory provision)	(56,766)	55,973	(2,733)
Bad debt provision of trade receivables			71,565
Loss from assets devaluation	0	85,021	36,683
Share based compensation	627	619	294
Interest expense	315	0	206
Operating cash flows before working capital changes	18,268	51,194	43,174
Decrease in inventories	18,817	8,347	23,808
Increase in trade receivables	(21,570)	(23,309)	(50,384)
Decrease (Increase) in other receivables and prepayments	(40)	(2,521)	12,058
Decrease in trade payables	(1,753)	(36,755)	(23,173)
Increase in unearned revenue	619	0	0
Increase (decrease) in taxes payable	(5,502)	635	0
Decrease in accrued liabilities, other payables, and amounts owed to related parties	(2,552)	(3,825)	(7,529)
Cash generated from (used in) operations	6,287	(6,234)	(2,046)
Interest paid	0	0	0
Income tax paid	0	0	0
Net cash generated from (used in) operating activities	6,287	(6,234)	(2,046)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	0	0	(5,618)
Proceed from disposal of property, plant and equipment	0	0	70
Decrease (increase) in restricted cash	(1,066)	(1,719)	0
Net cash used in investing activities	(1,066)	(1,719)	(5,548)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of lease liabilities	(13,902)	0	0
Insurance of share capital for equity financing	5,033	15,262	9,537
Warrants exercised	2,948	0	0
Advance from related parties	14	186	0
Net cash generated from (used in) financing activities	(5,907)	15,448	9,537
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	(686)	7,495	1,943
CASH & EQUIVALENTS, BEGINNING OF YEAR	9,016	2,328	110
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(118)	(807)	275
CASH & EQUIVALENTS, END OF YEAR	¥ 8,212	¥ 9,016	¥ 2,328